Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000029000
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 42,084	$ 33,391	$ 28,943	$ 35,381	$ 26,141	$ 21,175	$ 18,596	$ 14,659	$ 12,444	$ 12,124	$ 10,000
C000028997
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 39,297	31,258	27,162	33,286	24,656	20,021	17,627	13,928	11,856	11,578	9,575
C000028999
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 38,047	30,493	26,702	32,970	24,605	20,133	17,858	14,216	12,193	11,996	10,000
C000029003
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 42,319	33,573	29,182	35,648	26,320	21,296	18,683	14,708	12,468	12,137	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 43,453	34,430	29,436	33,699	24,628	19,204	17,477	14,225	12,053	11,637	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 43,453	34,430	29,436	33,699	24,628	19,204	17,477	14,225	12,053	11,637	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 43,453	34,430	29,436	33,699	24,628	19,204	17,477	14,225	12,053	11,637	10,000
Alliance Bernstein Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 43,453	$ 34,430	$ 29,436	$ 33,699	$ 24,628	$ 19,204	$ 17,477	$ 14,225	$ 12,053	$ 11,637	$ 10,000